Stock-Based Compensation - Intrinsic Value of Options Exercised and Cash Received (Details) - NQSOs - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total intrinsic value of options exercised	$ 2	$ 10	$ 1
Cash received from options exercised	$ 3	$ 24	$ 4